PROSPECTUS SUPPLEMENT

July 3, 2017

for

The Guardian Investor ProFreedom Variable AnnuitySM (B Share)

The Guardian Investor ProFreedom Variable AnnuitySM (C Share)

The Guardian Investor ProStrategies Variable AnnuitySM (I Share)

issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following information supplements, and should be read in conjunction with the Prospectus dated May 1, 2017 for The Guardian Investor ProFreedom Variable AnnuitySM (B Share), The Guardian Investor ProFreedom Variable AnnuitySM (C Share) and The Guardian Investor ProStrategies Variable AnnuitySM (I Share), for variable annuity contracts issued through The Guardian Separate Account R.

Effective July 3, 2017 the following replaces the information contained in the May 1, 2017 prospectus with respect to the fund named below:

Variable Investment Options	Investment Objectives	Typical Investments	Investment Adviser
Pioneer Bond VCT Portfolio (Class II)	Current income.	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.	Amundi Pioneer Asset Management, Inc. 60 State Street Boston, MA 02109

Effective September 1, 2017, pursuant to the Trustees of Pioneer Variable Contracts Trust’s authorization to change Pioneer Bond VCT Portfolio’s investment objectives, the following replaces the information contained in the May 1, 2017 prospectus with respect to the fund named below:

Variable Investment Options	Investment Objectives	Typical Investments	Investment Adviser
Pioneer Bond VCT Portfolio (Class II)	The portfolio seeks current income and total return.	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.	Amundi Pioneer Asset Management, Inc. 60 State Street Boston, MA 02109

Except as set forth herein, all other provisions of the Prospectuses shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.